Recent accounting pronouncements	12 Months Ended
Dec. 31, 2022
Recent accounting pronouncements
Recent accounting pronouncements
4.	Recent accounting pronouncements:

The IASB has issued the following amendments to the existing standards that will become effective for periods beginning on or after January 1, 2023:

(i)	IAS 12 – Income Taxes: Deferred Tax related to Assets and Liabilities arising from a Single Transaction, narrowing the scope for exemption when recognizing deferred taxes. The amendments are effective for annual periods beginning on or after January 1, 2023. Earlier adoption is permitted.
(ii)	IAS 1 – Presentation of Financial Statements: Non-current Liabilities with Covenants relates to the removal of the requirement for a right to deter settlement or roll over of a liability for at least twelve months to be unconditional. Instead, such a right must exist at the end of the reporting period and have substance. The amendments are effective for annual periods beginning on or after January 1, 2024. Earlier adoption is permitted.
(iii)	IAS 1 – Presentation of Financial Statements: Disclosure of Accounting Policies relates to the requirement for companies to disclose their material accounting policies rather than their significant accounting policies. The amendments are effective for annual periods beginning on or after January 1, 2023. Earlier adoption is permitted.
(iv)	IAS 8 – Accounting Policies, Changes in Accounting Estimates and Errors: Definition of Accounting Estimates relates to a new definition for accounting estimates, clarifying that they are monetary amounts in the financial statements that are subject to measurement uncertainty. The amendments are effective for annual periods beginning on or after January 1, 2023. Earlier adoption is permitted.

The Company has not early-adopted the above noted standards. The Company is currently assessing the impact of these pronouncements but presently does not expect these amendments to the existing standards to, individually or in the aggregate, have any material impact on the Company’s consolidated financial statements.